CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, ₱ in Thousands, $ in Thousands		2 Months Ended		12 Months Ended
	Jun. 05, 2020 ₱ / shares	Mar. 31, 2022 USD ($) shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 PHP (₱) ₱ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 PHP (₱) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares	Jun. 05, 2020 $ / shares
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in additional paid-in capital resulting from the private placements				$ 879		$ 0		$ 42
Studio City [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement		$ 300,000
Increase in additional paid-in capital resulting from the private placements		879
Proceeds from Noncontrolling Interests		$ 134,944
Studio City [Member] | 2020 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement			$ 500,000
Increase in additional paid-in capital resulting from the private placements			42
Proceeds from Noncontrolling Interests			$ 219,198
Studio City [Member] | Class A Ordinary Shares [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		400,000,000
Studio City [Member] | Class A Ordinary Shares [Member] | 2020 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares			72,185,488
Studio City [Member] | American Depositary Share (ADS) [Member] | 2020 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares			14,087,299
Studio City [Member] | Equivalent Class A Ordinary Shares for ADS [Member] | 2020 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares			56,349,196
Melco Resorts and Entertainment (Philippines) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in additional paid-in capital resulting from certain transactions during the period								$ 62
Number of original common shares representing one Whole Share after the Reverse Stock Split | shares				500,000	500,000
Stock purchased During Period, Shares | shares				50.906	50.906	123.103	123.103
Consideration of stock purchased				$ 3,310	₱ 175,173	$ 8,518	₱ 440,032
Decrease in additional paid-in capital resulting from stock purchased from noncontrolling interest				$ 2,952		$ 6,951
Melco Resorts and Entertainment (Philippines) [Member] | Before Reverse Stock Split [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)					₱ 1				$ 0.02
Melco Resorts and Entertainment (Philippines) [Member] | Fractional Share Elimination Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)	₱ 7.25									$ 0.14
Duration of the plan (in years)	2 years
Extended period of the plan				August 15, 2022 to November 15, 2022	August 15, 2022 to November 15, 2022
Expiry date of the plan	June 4, 2022